Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Payables Accruals And Provisions [Abstract]
Trade payables	$ 307	$ 311
Accruals	1,477	1,517
Provisions (see note 21)	166	273
Other current liabilities	136	347
Total payables, accruals and provisions	$ 2,086	$ 2,448